Cover Page Cover Page	Aug. 09, 2019
Cover page.
Title of 12(b) Security	Class A common stock, $0.001 par value
City Area Code	303
Entity Incorporation, State or Country Code	NV
Document Type	8-K
Document Period End Date	Aug. 09, 2019
Entity Registrant Name	ECHOSTAR CORPORATION
Entity File Number	001-33807
Entity Tax Identification Number	26-1232727
Entity Address, Address Line One	100 INVERNESS TERRACE E.,
Entity Address, City or Town	ENGLEWOOD,
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
Local Phone Number	706-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001415404
Amendment Flag	false
Trading Symbol	SATS
Security Exchange Name	NASDAQ